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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FSI Group, LLC
Address: 441 Vine Street
         Suite 1300
         Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Stein
Title: President
Phone: (513) 746-2200

Signature, Place, and Date of Signing:


/s/ John M. Stein                        Cincinnati, Ohio     February 12, 2010
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


                                       -1-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-
Form 13F Information Table Entry Total:           46
Form 13F Information Table Value Total:     $149,491
                                          ----------
                                          (thousands)

List of Other Included Managers: None


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
           COLUMN 1             COLUMN 2  COLUMN 3   COLUMN 4           COLUMN 5           COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ --------- --------- ----------- ------------------------- ----------- -------- ---------------------
                               Title of
Name of Issuer                   Class     CUSIP   FMV (000's) SH or PRN SH\PRN PUT\CALL Inv. Discr. Oth Mgrs    Sole   Shared None
------------------------------ --------- --------- ----------- --------- ------ -------- ----------- -------- --------- ------ ----
AMERISERV FINANCIAL INC        COM       03074A102  $   3,524  2,110,000 SH              Sole                 2,110,000
BANK OF AMERICA CORP           COM        60505104  $   7,921    525,989 SH              Sole                   525,989
BCSB BANCORP                   COM       055367106  $1,522.46    170,107 SH              Sole                   170,107
CITIZENS REPUBLIC BANCORP      COM       174420109  $     983  1,424,480 SH              Sole                 1,424,480
CITIZENS COMMUNITY BANCORP     COM       174903104  $     128     37,763 SH              Sole                    37,763
CITY NATIONAL CORP             COM       178566105  $  45,158     99,031 SH              Sole                    99,031
CME GROUP                      COM       12572Q105  $   3,081      9,172 SH              Sole                     9,172
COMERICA INC.                  COM       200340107  $  59,140     200,00 SH              Sole                    200,00
COMMONWEALTH BANCSHARES        COM       202736104  $     787    463,235 SH              Sole                   463,235
COMMUNITY BANKERS TRUST        COM       203612106  $   1,852    568,000 SH              Sole                   568,000
FBR CAPITAL MARKETS            COM       30247C301  $  61,190    990,127 SH              Sole                   990,127
FIRST CITIZEN NC               CL A      31946M103  $   3,151     19,210 SH              Sole                    19,210
FIRST FINANCIAL BANCORP        COM       320209109  $   4,196    288,157 SH              Sole                   288,157
FIRST FRANKLIN CORP            COM       320272107  $     322     40,274 SH              Sole                    40,274
FIRST KEYSTONE FINANCIAL       COM       320655103  $   2,614    221,515 SH              Sole                   221,515
FIRST MIDWEST BANCORP          COM       320867104  $   2,157    198,062 SH              Sole                   198,062
FIRST NIAGARA FINANCIAL        COM       33582V108  $   3,340    240,131 SH              Sole                   240,131
FIFTH THIRD BANCORP            COM       316773100  $   3,440    352,825 SH              Sole                   352,825
1ST UNITED BANCORP             COM       33740N105  $   1,428    200,000 SH              Sole                   200,000
GENWORTH FINANCIAL             COM CL A  37247D106  $   3,542    312,049 SH              Sole                   312,049
GREAT FLORIDA CLASS A          CL A      390528107  $     772  1,103,000 SH              Sole                 1,103,000
GULFPORT ENERGY CORP.          COM NEW   402635304  $     528     46,150 SH              Sole                    46,150
INTERCONTINENTALEXCHANGE, INC. COM       45865V100  $   2,157     19,210 SH              Sole                    19,210
INTERNATIONAL ROYALTY CORP     COM       460277106  $     143     20,000 SH              Sole                    20,000
JMP GROUP INC                  COM       46629U107  $   1,296    133,333 SH              Sole                   133,333
LAKELAND FINANCIAL CORP.       COM       511656100  $     854     49,515 SH              Sole                    49,515
LINCOLN NATIONAL               COM       534187109  $   7,792    313,171 SH              Sole                   313,171
LEUCADIA NATIONAL CO           COM       527288104  $   2,303     96,825 SH              Sole                    96,825
NARA BANCORP                   COM       63080P105  $   3,969    350,000 SH              Sole                   350,000
NORTHERN TRUST CORP            COM       665859104  $   3,373     64,370 SH              Sole                    64,370
NORTHWEST BANCORP              COM       667340103  $   7,019    622,819 SH              Sole                   622,819
MACKINAC FINANCIAL CORP        COM       554571109  $   1,578    340,000 SH              Sole                   340,000
MAIDEN HOLDINGS LTD            SHS       G5753U112  $   8,784  1,200,000 SH              Sole                 1,200,000
MB FINANCIAL                   COM       55264U108  $  39,038    198,062 SH              Sole                   198,062
MF GLOBAL LTD                  SHS       55277J108  $   2,402    345,603 SH              Sole                   345,603
POPULAR INC                    COM       733174106  $  22,391    990,773 SH              Sole                   990,773
PROTECTIVE LIFE CORP           COM       743674103  $   4,184    252,784 SH              Sole                   252,784
PRUDENTIAL FINANCIAL           COM       744320102  $   3,919     78,764 SH              Sole                    78,764
REGIONS FINANCIAL              COM       7591EP100  $   6,855  1,295,852 SH              Sole                 1,295,852
SOUTHERN NATIONAL BANCORP      COM       843395104  $   1,461    202,950 SH              Sole                   202,950
STATE STREET CORP              COM       857477103  $   3,234     74,273 SH              Sole                    74,273
TIDELANDS BANCSHARES           COM       886374107  $   1,110    300,000 SH              Sole                   300,000
TRUSTMARK CORP                 COM       898402102  $   3,460    153,498 SH              Sole                   153,498
UMPQUA HOLDINGS CORP           COM       904214103  $   5,057    377,092 SH              Sole                   377,092
WASHINGTON BANKING CO          COM       937303105  $   5,970    500,000 SH              Sole                   500,000
WELLS FARGO                    PERP PFD
                                  CONV A 949746804  $   4,590      5,000 SH              Sole                     5,000